Auxier Focus Fund
Auxier Focus Fund – Investor Shares, A Shares and Institutional Shares
Investment Objective
The investment objective of the Auxier Focus Fund (the "Fund") is to provide long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund's A Shares. More information about these and other discounts is available from your financial professional and in "Reduced Sales Charges – A Shares" on page 18 of the Fund's prospectus.

Shareholder Fees<br /> (fees paid directly from your investment)
Shareholder Fees - Auxier Focus Fund	Investor Shares	A Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of the offering price)	none	5.75%		none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	none	1.00%	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none		none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%	2.00%		2.00%
[1]	Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase.

Annual Fund Operating Expenses<br /> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Auxier Focus Fund		Investor Shares	A Shares	Institutional Shares
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.30%	0.39%	0.30%
Total Annual Fund Operating Expenses		1.10%	1.44%	1.10%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.19%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.98%	1.25%	0.80%
[1]	Auxier Asset Management LLC (the "Adviser") has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) of Investor Shares, A Shares and Institutional Shares to 0.98%, 1.25 % and 0.80%, respectively, through October 31, 2019 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Auxier Focus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	100	338	595	1,329
A Shares	695	987	1,300	2,185
Institutional Shares	82	320	577	1,313

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of equity securities that the Adviser believes offer growth opportunities at a reasonable price. The Adviser will pursue an investment blend of equity securities of growth companies and value companies. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending upon the economic environment and judgment of the Adviser, may invest in either growth companies or value companies to the exclusion of the other.

Although the Fund may invest in companies of any market capitalization, the Fund intends to focus its investments in the equity securities of medium to large U.S. companies (defined by the Adviser as companies with market capitalizations above $1 billion at the time of investment). Certain sectors of the market are likely to be overweighted compared to others because the Adviser focuses on sectors that it believes demonstrate the best fundamentals for growth at a reasonable price and value. The Fund may invest up to 20% of its net assets in foreign securities, including American Depositary Receipts ("ADRs").

The Fund may invest in short- and long-term debt securities and convertible debt securities of U.S. companies if the Adviser believes that a company's debt securities offer more potential for long-term total return with less risk than an investment in the company's equity securities. The Fund may invest up to 25% of its net assets in "high-yield" fixed income securities rated at the time of purchase BB/Ba or lower by Standard & Poor's or Moody's or unrated but determined to be of comparable quality by the Adviser ("junk bonds"). The Fund also may invest up to 25% of its net assets in fixed-income securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or by the Canadian Government and its governmental agencies.

The Fund may engage in short sales "against-the-box." In a short sale, the seller sells a borrowed security, provides the lender collateral which is marked-to-market in an amount equal to the value of the security borrowed, and assumes an obligation to the lender to deliver the identical security at a certain time in the future. A short sale is against-the-box to the extent that the seller contemporaneously owns or has the right to obtain securities identical to those sold short. The Fund will not make short sales if, as a result, more than 20% of the Fund's net assets would be held as collateral for short sales.

The Fund typically sells a security when the Adviser's research indicates that there has been a deterioration in the company's fundamentals, such as changes in the company's competitive position or a lack of management focus. The Fund may invest a significant portion of the Fund's total assets in cash or cash equivalents if the Adviser's process does not identify other appropriate investments for the Fund.

Principal Investment Risks

The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund's performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer's credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. Equity holdings, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Fixed-Income Securities Risk. The Fund may invest in fixed-income (debt) securities, which are generally subject to the following risks:

Credit Risk. The financial condition of an issuer of a fixed-income security may cause the issuer to default. A decline in an issuer's credit rating may cause a decrease in the value of the security and an increase in investment risk and price volatility.

Interest Rate Risk. An increase in interest rates typically causes a decrease in the value of fixed-income securities in which the Fund may invest. Given that interest rates are near historic lows, risks associated with rising rates are heightened. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than fixed-income securities with shorter durations.

Foreign Investments Risk. The value of foreign investments may be affected by risks in addition to those affecting domestic investments, including the imposition of new, amended, or limited government regulations, changes in diplomatic relations between the U.S. and another country, political and economic instability, less favorable economic conditions, the imposition or tightening of exchange controls, trade barriers and other protectionist trade policies (including those in the U.S.), or other limitations on repatriation of foreign capital or nationalization and/or increased taxation or confiscation of investors' assets. Investments in securities of foreign issuers are subject to fluctuations in the value of the issuer's local currency relative to the U.S dollar and may be subject to foreign withholding and other taxes.

Growth Company Risk. The Fund's investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it.

High-Yield Securities Risk. Investments in "high yield securities" or "junk bonds" are inherently speculative and have a greater risk of default than investments in investment grade fixed-income securities. If an issuer defaults, a below-investment grade security could lose all of its value, be renegotiated at a lower interest rate or principal amount or become illiquid. Below-investment grade securities may be less liquid and more volatile than investment grade fixed-income securities and may be more difficult to value or sell.

Large Capitalization Company Risk. The Fund's investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund's investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Mid Capitalization Company Risk. Investments in mid capitalization companies may be less liquid and their securities' prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund's ability to sell such securities at a desirable time and price.

Sector Risk. The Fund may invest a higher percentage of its total assets in one or more sectors. Developments affecting those sectors should be expected to impact the Fund more than a fund that is more broadly diversified and/or is not weighted in those sectors.

Short Selling Risk. The Fund may engage in short sales of securities only against the box by borrowing a security and then selling it. If the Fund sells a security short and buys back the security at a higher price, the Fund will incur a loss on the transaction.

Sovereign Debt Risk. A sovereign debtor's willingness and ability to repay principal and interest on issued debt securities may depend on, among other things, its cash flow situation, cash reserves, foreign exchange rates, changing economic policies and the local political climate. Sovereign debt risks are greater for emerging market issuers.

U.S. Government Securities Risk. The Fund may invest in U.S. Government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds. These securities are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality; such securities are subject to a greater risk of default by the issuer.

Value Investment Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may not be undervalued.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Investor Shares of the Fund from year to year and by showing how the Fund's average annual returns compare with those of a broad measure of market performance. Because the A Shares have higher expenses than the Investor Shares, the performance achieved by the A Shares was lower than the performance achieved by the Investor Shares for the same period. Because the A Shares and Investor Shares have higher expenses than Institutional Shares, the performance achieved by the A Shares and Investor Shares was lower than the performance achieved by the Institutional Shares for the same period. Updated performance information is available at www.auxierasset.com or by calling (877) 3-AUXIER or (877) 328-9437 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Investor Shares

During the period shown, the highest return for a quarter was 13.12% for the quarter ended June 30, 2009, and the lowest return was -14.65% for the quarter ended December 31, 2008.

The calendar year-to-date total return as of September 30, 2018 was 7.03%.

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - Auxier Focus Fund	1 Year	5 Years	10 Years
Investor Shares	17.71%	10.60%	7.01%
Investor Shares | After Taxes on Distributions	16.23%	9.51%	6.28%
Investor Shares | After Taxes on Distributions and Sales	11.24%	8.29%	5.58%
A Shares	10.65%	9.20%	6.32%
Institutional Shares	17.91%	10.84%	7.14%	[1]
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
[1]	Institutional Shares commenced operations on May 9, 2012. Performance for the 10 -year period is a blended average annual return which include the returns of Investor Shares (inception date July 9, 1999) prior to the commencement of operations of Institutional Shares.

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Investor Shares of the Fund and after-tax returns for other share classes will vary.